Significant Accounting Policies - Summary of Accounts Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of Summary of accounts receivable [Abstract]
Accounts receivable	¥ 8,361	$ 1,281	¥ 2,979